SUBSEQUENT EVENTS (Details Narrative) - USD ($)				12 Months Ended
	Apr. 04, 2025	Apr. 03, 2025	Feb. 13, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 21, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Reverse stock split description				1-for-40
Number of ordinary shares				952,868	82,087	10,035,188	20,933
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Reverse stock split description		we effected a 1-for-40 reverse split of its issued and outstanding Class A ordinary shares. The table above reflected the effect of 1-for-40 reverse split.
Nonadjusting event [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Reverse stock split description	the Company’s Class A ordinary shares, no par value (the “Ordinary Shares”), at a ratio of 1-for-40 (the “Reverse Split Ratio”). As a result of the Reverse Stock Split, every 40 Ordinary Shares held as of the Record Date will be automatically combined into one Ordinary Share.
Number of ordinary shares	1,035,752	41,430,051
Nonadjusting event [member] | Standstill agreement [member]
IfrsStatementLineItems [Line Items]
Borrowing costs			$ 1,070,000
Standstill fee percentage			3.00%
Standstill fee			$ 699,345.39